Submission	Oct. 20, 2026
Submission [Line Items]
Central Index Key	0001070965
Registrant Name	GEORGIA BANKING CO INC
Registration File Number	333-299281
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES